Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 73,706	kr 86,598
Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	70,510	82,783
Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	3,196	3,815
Sweden [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	45,209	49,423
Sweden [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	45,209	49,423
Sweden [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
US [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,429	5,340
US [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,002	4,823
US [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	427	517
United Kingdom [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	9,814	10,473
United Kingdom [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	9,814	10,473
United Kingdom [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
Other Countries [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	14,254	21,362
Other Countries [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	11,485	18,064
Other Countries [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 2,769	kr 3,298